Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2023-10-02	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Oct. 02, 2023
Erroneous Compensation Analysis [Text Block]	On October 2, 2023, our Board adopted an executive compensation recoupment policy consistent with the requirements of the Exchange Act Rule 10D-1 and the Nasdaq listing standards thereunder, to help ensure that incentive compensation is paid based on accurate financial and operating data, and the correct calculation of performance against incentive targets. Our policy addresses recoupment of amounts from performance-based awards paid to all corporate officers, including awards under our equity incentive plans, in the event of a financial restatement to the extent that the payout for such awards would have been less, or in the event of fraud, or intentional, willful or gross misconduct that contributed to the need for a financial restatement.